Stockholders' equity - Summary of Capital Stock (Details) - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Disclosure of classes of share capital [abstract]
Number of shares	28,050,087	28,050,087	28,050,087
Capital Stock	$ 471,282	$ 471,282	$ 471,282